S000030192 [Member] Average Annual Total Returns	12 Months Ended	52 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	11.67%	[1]	14.42%	14.82%
Performance Inception Date		Aug. 31, 2021
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.31%	1.41%	[1]	2.98%	10.55%
Performance Inception Date		Aug. 31, 2021
CLASS N SHARES
Prospectus [Line Items]
Average Annual Return, Percent	11.03%		[1]	5.44%	9.29%
CLASS N SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.16%		[1]	1.89%	7.33%
CLASS N SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.06%		[1]	2.97%	6.90%
CLASS I SHARES
Prospectus [Line Items]
Average Annual Return, Percent	11.21%		[1]	5.60%	9.48%
CLASS Z SHARES
Prospectus [Line Items]
Average Annual Return, Percent	11.23%	3.41%	[1]
Performance Inception Date		Aug. 31, 2021

[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on August 31, 2021.